Please file this Prospectus Supplement with your records. WELLS FARGO VARIABLE TRUST PROSPECTUSES OF WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
(WF VT Opportunity Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses":

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WF VT Opportunity Fund)		Class 2
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.12%
Fee Waivers		0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00%. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Expense Example (WF VT Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2	103	334	595	1,343

Also effective immediately, the following risks are added to the sections entitled "Principal Investment Risks" and "Descriptions of Principal Investment Risks," respectively:
Principal Investment Risks:

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.